Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 88.2%
Aerospace/Defense - 1.9%
General Dynamics Corp.	36,296	$8,227,214
Raytheon Technologies Corp. (a)	75,785	7,063,920
		15,291,134
Agriculture - 1.7%
Altria Group, Inc.	143,985	6,315,182
Philip Morris International, Inc.	69,122	6,715,202
		13,030,384
Beverages - 4.6%
Brown-Forman Corp. - Class B (a)	107,324	7,965,587
Constellation Brands, Inc. - Class A	33,557	8,265,425
PepsiCo, Inc.	58,994	10,321,590
The Coca-Cola Co.	151,917	9,748,514
		36,301,116
Biotechnology - 2.0%
Amgen, Inc.	30,632	7,580,501
Gilead Sciences, Inc.	139,290	8,322,578
		15,903,079
Chemicals - 1.0%
Air Products & Chemicals, Inc.	30,652	7,608,746

Commercial Services - 1.0%
Automatic Data Processing, Inc.	33,891	8,171,798

Computers - 0.9%
International Business Machines Corp.	52,848	6,911,990

Cosmetics/Personal Care - 2.2%
Colgate-Palmolive Co.	113,959	8,973,131
The Procter & Gamble Co.	60,002	8,334,878
		17,308,009
Distribution/Wholesale - 0.9%
Fastenal Co.	141,103	7,247,050

Diversified Financial Services - 2.2%
Intercontinental Exchange, Inc.	80,142	8,173,682
Nasdaq, Inc.	49,051	8,873,326
		17,047,008
Electric - 22.3%
Alliant Energy Corp.	135,684	8,267,226
Ameren Corp.	95,117	8,857,295
American Electric Power Co., Inc.	88,321	8,704,918
CenterPoint Energy, Inc.	260,189	8,245,389
CMS Energy Corp.	123,952	8,519,221
Consolidated Edison, Inc.	90,230	8,957,132
Dominion Energy, Inc.	99,845	8,185,293
DTE Energy Co.	68,937	8,982,491
Duke Energy Corp.	83,327	9,160,137
Edison International	110,964	7,520,030
Entergy Corp.	61,711	7,104,787
Evergy, Inc.	131,638	8,985,610
Eversource Energy	86,165	7,601,476
Exelon Corp.	172,011	7,996,791
FirstEnergy Corp.	190,598	7,833,578
PPL Corp.	306,639	8,917,062
Public Service Enterprise Group, Inc.	125,116	8,216,368
Sempra Energy	50,107	8,307,741
The Southern Co.	117,283	9,017,890
WEC Energy Group, Inc.	81,671	8,478,267
Xcel Energy, Inc.	113,220	8,285,440
		176,144,142
Electrical Components & Equipment - 1.0%
AMETEK, Inc.	64,629	7,981,682

Electronics - 0.9%
Honeywell International, Inc. (a)	36,834	7,089,072

Environmental Control - 2.2%
Republic Services, Inc.	62,257	8,632,556
Waste Management, Inc.	52,945	8,712,629
		17,345,185
Food - 9.5%
Campbell Soup Co. (a)	144,725	7,142,179
Conagra Brands, Inc. (a)	197,604	6,760,033
General Mills, Inc.	109,693	8,203,939
Hormel Foods Corp.	146,345	7,220,662
Kellogg Co. (a)	106,540	7,875,437
McCormick & Co., Inc. (a)	79,420	6,937,337
Mondelez International, Inc.	138,216	8,851,353
The Hershey Co. (a)	41,990	9,572,040
The JM Smucker Co. (a)	50,679	6,705,845
The Kraft Heinz Co.	166,107	6,117,721
		75,386,546
Gas - 2.2%
Atmos Energy Corp.	72,050	8,746,150
NiSource, Inc.	294,728	8,959,731
		17,705,881
Healthcare-Products - 1.5%
Baxter International, Inc.	97,067	5,693,950
Medtronic PLC	69,804	6,458,266
		12,152,216
Healthcare-Services - 1.0%
UnitedHealth Group, Inc.	14,981	8,124,796

Household Products/Wares - 1.8%
Church & Dwight Co., Inc.	80,238	7,058,537
Kimberly-Clark Corp.	56,832	7,489,889
		14,548,426
Insurance - 8.4%
Aflac, Inc.	122,586	7,024,178
Arthur J Gallagher & Co. (a)	44,433	7,953,063
Assurant, Inc.	42,613	7,490,513
Berkshire Hathaway, Inc. - Class B (b)	29,927	8,996,056
Loews Corp.	113,662	6,620,811
Marsh & McLennan Cos., Inc.	49,216	8,069,455
The Progressive Corp.	64,938	7,471,766
The Travelers Cos., Inc.	40,447	6,418,939
W R Berkley Corp.	104,488	6,533,635
		66,578,416
Media - 1.1%
FactSet Research Systems, Inc.	20,178	8,670,083

Miscellaneous Manufacturing - 2.0%
3M Co. (a)	53,531	7,667,780
Illinois Tool Works, Inc.	39,388	8,183,251
		15,851,031
Packaging & Containers - 1.0%
Amcor PLC (a)	596,950	7,730,503

Pharmaceuticals - 5.7%
AbbVie, Inc.	48,336	6,936,699
AmerisourceBergen Corp.	43,683	6,374,660
Becton Dickinson and Co.	29,755	7,269,444
Bristol-Myers Squibb Co.	110,582	8,158,740
Johnson & Johnson	54,280	9,472,946
McKesson Corp.	20,982	7,167,032
		45,379,521
Retail - 3.3%
McDonald's Corp.	37,236	9,806,845
Walmart, Inc.	61,186	8,079,611
Yum! Brands, Inc.	66,810	8,186,898
		26,073,354
Software - 2.0%
Paychex, Inc.	58,920	7,558,257
Roper Technologies, Inc.	18,252	7,970,101
		15,528,358
Telecommunications - 2.0%
Cisco Systems, Inc.	143,680	6,518,761
Verizon Communications, Inc.	193,535	8,939,382
		15,458,143
Transportation - 0.9%
Union Pacific Corp.	32,229	7,325,652

Water - 1.0%
American Water Works Co., Inc.	50,129	7,792,052
TOTAL COMMON STOCKS (Cost $706,542,959)		697,685,373

REAL ESTATE INVESTMENT TRUSTS - 11.6%
Alexandria Real Estate Equities, Inc.	44,217	7,330,294
American Tower Corp.	30,634	8,296,606
AvalonBay Communities, Inc.	36,069	7,716,602
Camden Property Trust	50,167	7,078,564
Duke Realty Corp.	134,532	8,416,322
Equity Residential	94,613	7,416,713
Essex Property Trust, Inc.	23,854	6,834,887
Healthpeak Properties, Inc. (a)	251,167	6,939,744
Mid-America Apartment Communities, Inc.	40,041	7,436,815
Public Storage	23,138	7,552,474
Realty Income Corp. (a)	126,987	9,395,768
UDR, Inc.	148,484	7,186,626
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $95,354,258)		91,601,415

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.600% (c)	$495,873	495,873
TOTAL SHORT-TERM INVESTMENTS (Cost $495,873)		495,873

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	52,525,959	52,525,959
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $52,525,959)		52,525,959

Total Investments (Cost $854,919,049) - 106.5%		842,308,620
Liabilities in Excess of Other Assets - (6.5)%		(51,657,738)
TOTAL NET ASSETS - 100.0%		$790,650,882

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $51,856,006 or 6.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset valueper share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 697,685,373	$ -	$ -	$ -	$ 697,685,373
Real Estate Investment Trusts	91,601,415	-	-	-	91,601,415
Short-Term Investments	495,873	-	-	-	495,873
Investments Purchased with Proceeds from Securities Lending	-	-	-	52,525,959	52,525,959
Total Investments in Securities	$ 789,782,661	$ -	$ -	$ 52,525,959	$ 842,308,620
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.